NET INVESTMENT INCOME AND INVESTMENT RELATED GAINS (LOSSES) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net Investment Income [Line Items]
Total net investment income	$ 1,809	$ 978	$ 76
Total investment related gains (losses), net	534	(185)	(55)
Available-for-sale fixed maturity securities
Net Investment Income [Line Items]
Total net investment income	830	560	56
Total investment related gains (losses), net	(105)	(110)	14
Equity securities
Net Investment Income [Line Items]
Total net investment income	25	6	0
Total investment related gains (losses), net	372	(55)	(42)
Mortgage loans
Net Investment Income [Line Items]
Total net investment income	325	208	3
Total investment related gains (losses), net	(27)	(64)	(4)
Private loans
Net Investment Income [Line Items]
Total net investment income	107	27	3
Total investment related gains (losses), net	(13)	0	(12)
Short-term investments
Net Investment Income [Line Items]
Total net investment income	221	58	2
Investment funds
Net Investment Income [Line Items]
Total net investment income	124	34	4
Policy loans
Net Investment Income [Line Items]
Total net investment income	17	14	0
Equity accounted investments
Net Investment Income [Line Items]
Total net investment income	0	0	8
Real estate and other invested assets
Net Investment Income [Line Items]
Total net investment income	160	71	0
Total investment related gains (losses), net	$ 307	$ 44	$ (11)